Long-Term Debt, Net - Principal Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 29,202
2023	0
2024	5,698
2025	669,000
2026	0
2027	0
Outstanding principal balance	$ 703,900